Income Taxes - Benefit For Income Taxes From Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Federal				$ (23)
State			$ (711)	(55)
Foreign			(446)	(225)	$ (96)
Total current expense			(1,157)	(303)	(96)
Deferred
Federal			3,266	1,416	14,501
State			5,280	(4,756)	(2,201)
Foreign			833	268	981
Total deferred benefit (expense)	$ 2,050	$ 1,270	9,379	(3,073)	13,286
Total deferred benefit (expense)				(3,072)	13,281
Benefit (provision) for income taxes	$ 1,944	$ 1,063	$ 8,222	$ (3,375)	$ 13,185